Partners' Equity:	12 Months Ended
Dec. 31, 2020
Partners' Equity
Partners' Equity:

9. Partners’ Equity:

Series A Preferred Units:

On July 20, 2015, the Partnership concluded an underwritten public offering of 3,000,000 9% Series A Preferred Units, representing limited partner interests in the Partnership, at a liquidation preference of $25.00 per unit. The Partnership received $72.3 million of proceeds from this offering, net of the $2.4 million underwriting discount of and incurred offering expenses of $0.3 million.

Series B Preferred Units:

On October 23, 2018, the Partnership concluded the underwritten public offering of 2,200,000 Series B Preferred Units, representing limited partner interests in the Partnership, at a liquidation preference of $25.00 per unit. The Partnership received net proceeds of $53.0 million from this offering, after deducting underwriters’ discounts and commissions and offering expenses, which amounted to $2.0 million.

Concurrently with the conclusion of the Series B Preferred Units Public Offering, the Partnership entered into the Limited Partnership Agreement in order to, among others, conform its provisions to the terms and provisions related to the issuance of the Series B Preferred Units and to remove references to subordinated units and subordinated period that are no longer in effect.

As of December 31, 2020, the Partnership had 35,612,580 common units, 15,595,000 of which are owned by the Sponsor, 3,000,000 Series A Preferred Units, 2,200,000 Series B Preferred Units and 35,526 general partner units issued and outstanding.

Common and General Partner unit distribution provisions:

The Partnership pays distributions in the following manner:

•     first, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until the distributed amount in respect of each common unit equals the minimum quarterly distribution; and

•   second, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until each unit has received an aggregate distribution of a specified dollar amount.

The percentage allocations of available cash from operating surplus among the common unitholders, the General Partner and the holders of the incentive distribution rights up to the various target distribution levels are illustrated below. The percentage interests shown for the common unitholders, the General Partner and the holders of the incentive distribution rights for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. The percentage interests shown for our General Partner include its 0.1% General Partner interest only and assumes that our General Partner has contributed any capital necessary to maintain its 0.1% General Partner interest. Under the Limited Partnership Agreement, the holder of the incentive distribution rights in the Partnership, which is currently the General Partner, has the right to receive an increasing percentage of cash distributions after the first target distribution level.

	Total Quarterly Distribution Target Amount	Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$0.365	99.9%	0.1%	0.0%
First Target Distribution	up to $0.420	99.9%	0.1%	0.0%
Second Target Distribution	above $0.420 up to $0.456	85.0%	0.1%	14.9%
Third Target Distribution	Above $0.456 up to $0.548	75.0%	0.1%	24.9%
Thereafter	above $0.548	50.0%	0.1%	49.9%

On April 18, 2018, the Partnership announced a reduction in cash distribution to $0.25 per unit to all common unit holders from $0.4225 per common unit in prior quarters, which was approved by the Partnership’s Board of Directors on April 12, 2018 and was paid on May 3, 2018, to all common unitholders of record as of April 26, 2018.

On January 25, 2019, the Partnership announced a reduction in cash distribution to $0.0625 per unit to all common unitholders from $0.25 per common unit in prior quarters, which was paid on February 14, 2019, to all common unitholders of record as of February 7, 2019.

On September 26, 2019 the Partnership announced that pursuant to the closing of the $675 Million Credit Facility (Note 5), the Partnership is prohibited from paying distribution to its common unit-holders while borrowings are outstanding under the $675 Million Credit Facility.

As the quarterly distributions with respect to fiscal year 2019 were below $0.365 per common unit, the actual cash distributions and the allocation of net income for the purposes of the earnings per common unit calculation were based on the limited partners’ and General Partner’s ownership percentage applying to the minimum quarterly distribution level, as per the above presented distribution waterfall.

Preferred Units distribution and redemption provisions:

Distributions on the Series A Preferred Units are cumulative from the date of original issue and are payable quarterly on February 12, May 12, August 12 and November 12, of each year, when, as and if declared by the Partnership’s Board of Directors out of amounts legally available for such purpose. Distributions are payable at a distribution rate of 9.00% per annum of the stated liquidation preference.

Any time on or after August 12, 2020, the Series A Preferred Units may be redeemed, in whole or in part, at the Partnership’s option, out of amounts legally available for such purpose, at a redemption price of $25.00 per unit plus an amount equal to all accumulated and unpaid distributions thereon to the date of redemption, whether or not declared. No Series A Preferred Units were redeemed as of December 31, 2020.

Distributions on the Series B Preferred Units are cumulative from the date of original issue and are payable quarterly on February 22, May 22, August 22 and November 22, of each year, when, as and if declared by the Partnership’s Board of Directors out of amounts legally available for such purpose. Furthermore, distributions on the Series B Preferred Units are payable (i) from and including the original issue date to, but excluding, November 22, 2023 at a fixed rate equal to 8.75% per annum of the stated liquidation preference per unit and (ii) from and including November 22, 2023 at a floating rate equal to three-month LIBOR plus a spread of 5.593% per annum of the stated liquidation preference per unit.

At any time on or after November 22, 2023, the Series B Preferred Units may be redeemed, in whole or in part, at the Partnership’s option, out of amounts available for such purpose, at a redemption price of $25.00 per unit plus an amount equal to all accumulated and unpaid distributions thereon to the date of redemption, whether or not declared.

The Series A Preferred Units and the Series B Preferred Units represent perpetual equity interests in the Partnership, unlike the Partnership’s indebtedness, do not give rise to a claim for payment of a principal amount at a particular date. The Series A Preferred Units rank pari passu with the Series B Preferred Units. Both the Series A Preferred Units and the Senior B Preferred Units rank senior to the Partnership’s common units and to each other class or series of limited partner interests or other equity established after the original issue date of the Series A Preferred Units and the Series B Preferred Units that is not expressly made senior to or on a parity with the Series A Preferred Units and the Series B Preferred Units as to payment of distributions. The Series A Preferred Units and the Series B Preferred Units are rank junior to all of the Partnership’s existing and future indebtedness. The interests of the holders of Series A Preferred Units or Series B Preferred Units could be diluted by the issuance of additional preferred units, including additional Series A Preferred units or Series B Preferred Units, and by other transactions.

Common unit distributions:

As mentioned above, on January 25, 2019, the Partnership announced a reduction of its quarterly cash distribution to $0.0625 per common unit, for the fourth quarter of 2018, from $0.25 per common unit in prior quarters, which was paid on February 14, 2019, to all common unitholders of record as of February 7, 2019.

On April 24, 2019, the Partnership announced a quarterly cash distribution, for the first quarter of 2019 of $0.0625 per common unit, or $2.2 million which, on May 10, 2019, was paid to all unit holders of record as of May 3, 2019.

No quarterly cash distributions to Common unitholders were made with respect to fiscal year 2020.

Series A Preferred unit distributions:

On January 20, 2020, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from November 12, 2019 to February 11, 2020. The cash distribution was paid on February 12, 2020, to all Series A preferred unitholders of record as of February 5, 2020.

On April 21, 2020, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from February 12, 2020 to May 11, 2020. The cash distribution was paid on May 12, 2020, to all Series A preferred unitholders of record as of May 5, 2020.

On July 21, 2020, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from May 12, 2020 to August 11, 2020. The cash distribution was paid on August 12, 2020, to all Series A preferred unitholders of record as of August 5, 2020.

On October 19, 2020, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from August 12, 2020 to November 11, 2020. The cash distribution was paid on November 12, 2020, to all Series A preferred unitholders of record as of November 5, 2020.

Series B Preferred unit distributions:

On January 30, 2020, the Partnership’s Board of Directors declared a cash distribution of $0.546875 per unit on its Series B Preferred Units for the period from November 22, 2019 to February 21, 2020. The cash distribution was paid on February 24, 2020, to all Series B preferred unitholders of record as of February 14, 2020.

On April 27, 2020, the Partnership’s Board of Directors declared a cash distribution of $0.546875 per unit on its Series B Preferred Units for the period from February 22, 2020 to May 21, 2020. The cash distribution was paid on May 22, 2020, to all Series B preferred unitholders of record as of May 15, 2020.

On July 27, 2020, the Partnership’s Board of Directors declared a cash distribution of $0.546875 per unit on its Series B Preferred Units for the period from May 22, 2020 to August 21, 2020. The cash distribution was paid on August 24, 2020, to all Series B preferred unitholders of record as of August 17, 2020.

On October 27, 2020, the Partnership’s Board of Directors declared a cash distribution of $0.546875 per unit on its Series B Preferred Units for the period from August 22, 2020 to November 21, 2020. The cash distribution was paid on November 23, 2020, to all Series B preferred unitholders of record as of November 16, 2020.

General Partner Distributions:

During the years ended December 31, 2020, 2019 and 2018, the Partnership paid to its General Partner and holder of the incentive distribution rights in the Partnership an amount of nil, $4 and $59, respectively.

At the market” equity program:

On July 2, 2020, the Partnership entered into an ATM Sales Agreement (the “Original Agreement”) for the offer and sale of common units representing limited partnership interests, having an aggregate offering price of up to $30.0 million.  On August 19, 2020, the Partnership terminated the above mentioned ATM Sales Agreement and entered into an amended and restated ATM Sales Agreement (the “A&R Sales Agreement”), for the offer and sale of common units representing limited partnership interests, having an aggregate offering price of up to $30.0 million. During the year ended December 31, 2020 the Partnership issued and sold 122,580 common units resulting in net proceeds of $0.3 million under the Original ATM sales agreement. No common units were sold under the A&R Sales Agreement during the year ended  December 31, 2020.